BASIC AND DILUTED NET LOSS PER SHARE - Summary of Computation of the Net Loss Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (94,757)	$ (123,454)	$ (126,872)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	167,216,070	147,480,521	135,224,312